Transactions and balances with related parties (Schedule of Balances Receivable from and Payable to Related Parties) (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 13,925	$ 15,731
Loans to related parties		265,875
Loans to related parties, long term	923,257	1,686,115
Balances receivable	13,925	281,606
Total long term	1,571,538	2,334,396
Accounts payable	241,526	334,591
Compania Laminadora Vista Hermosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable		360
Loans to related parties		183,171
Accounts payable	1,904
Operadora Construalco, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	717	548
Operadora Industrial de Herramientas, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	38	912
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	2,250	1,597
Loans to related parties	142,268	579,047
Accounts payable	3,632
Joist del Golfo, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	5,105	6,516
Other accounts receivable by operation [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	5,815	5,798
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties		38,232
Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties		44,472
Accounts payable	9,631	6,220
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	648,281	648,281
Loans to related parties	780,989	730,278
Accounts payable	208,223	205,879
Proyectos Comerciales el Ninzi, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties		376,790
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	1,853	1,854
Holding Protel, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	251
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	5,850	112,587
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	8,233	5,185
Tuberias Procarsa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable		1,942
Others [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	$ 1,949	$ 924